DERIVATIVES - Derivative Financial Instruments, Average Remaining Maturity and the Weighted-Average Interest Rates being Paid and Received (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Notional Value		$ 970,493	$ 775,328
Average Maturity (years)	7 years	4 years 6 months
Fair Value		(2,517)
Weighted-Average Rate Receive		4.33%
Weighted-Average Rate Pay		4.41%
Pay fixed interest rate swaps with counterparty
Derivative [Line Items]
Notional Value		12,739
Average Maturity (years)		3 years 6 months
Fair Value		(1,445)
Weighted-Average Rate Receive		2.29%
Weighted-Average Rate Pay		6.82%
Matched interest rate swaps | Receive fixed
Derivative [Line Items]
Notional Value		461,377
Average Maturity (years)		4 years 6 months
Fair Value		24,135
Weighted-Average Rate Receive		5.07%
Weighted-Average Rate Pay		3.73%
Matched interest rate swaps | Pay fixed
Derivative [Line Items]
Notional Value		461,377
Average Maturity (years)		4 years 6 months
Fair Value		(24,978)
Weighted-Average Rate Receive		3.73%
Weighted-Average Rate Pay		5.07%
Asset conversion swaps
Derivative [Line Items]
Notional Value		935,493
Average Maturity (years)		4 years 5 months
Fair Value		(2,288)
Weighted-Average Rate Receive		4.37%
Weighted-Average Rate Pay		4.43%
Fixed to floating interest rate swap [Member]
Derivative [Line Items]
Notional Value		35,000
Average Maturity (years)		6 years 6 months
Fair Value		$ (229)
Weighted-Average Rate Receive		3.25%
Weighted-Average Rate Pay		4.02%